Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Results Of Operations For Discontinued Operations
Results of operations for the discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue	$—	$—	$686
Income before income tax provision	$—	$—	$355
Income tax provision	—	—	131
Income from discontinued operations, net of taxes, before gain on sale of discontinued operations	—	—	224
Gain on sale of discontinued operations, net of taxes of $1,015	—	—	1,729
Income from discontinued operations, net of taxes	$—	$—	$1,953